LEASE (Other operating leases) (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
Operating lease cost	¥ 29,279	$ 4,487
Short term lease cost	930	143
Total	¥ 30,209	$ 4,630